Long-term receivables and prepaid expenses	12 Months Ended
Jun. 30, 2021
Long-term receivables and prepaid expenses
Long-term receivables and prepaid expenses
21	Long-term receivables and prepaid expenses

	2021	2020
for the year ended 30 June	Rm	Rm
Total long-term receivables¹	4 956	7 411
Impairment of long-term receivables*	(91)	(442)
Short-term portion	(986)	(1 170)
	3 879	5 799
Long-term prepaid expenses	345	636
	4 224	6 435
Comprising:
Long-term receivables (interest-bearing) - joint operations	605	1 608
Long-term loans	2 517	2 822
LCCP investment incentives	757	1 369
	3 879	5 799
1	Reduction in long-term receivables and impairment of long-term receivables relate mainly to CTRG that transferred to disposal groups held for sale refer note 12.
*	Impairment of long-term loans and receivables

Long-term loans and receivables are considered for impairment under the expected credit loss model. Refer to note 40 for detail on the impairments recognised.